Label	Element	Value
C000035576 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.30%
C000035576 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%